RECENT ACCOUNTING PRONOUNCEMENTS - Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Revenue	$ 1,798.5	$ 1,803.8	[1]
Gross margin excluding depletion, depreciation and amortization	788.5	761.4	[1]
Mine operating earnings	201.2	77.7	[1]
Finance costs	(137.4)	(110.8)	[1]
Other material non-cash items	50.4	(7.8)
Net loss	(297.7)	$ (198.1)	[1]
Balances without adoption of IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Revenue	1,784.7
Gross margin excluding depletion, depreciation and amortization	774.7
Mine operating earnings	187.4
Finance costs	(121.4)
Net loss	(295.5)
Effect of change
Disclosure of voluntary change in accounting policy [line items]
Revenue	13.8
Gross margin excluding depletion, depreciation and amortization	13.8
Mine operating earnings	13.8
Finance costs	(16.0)
Net loss	$ (2.2)

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.